Commitments and Contingencies Operating Leases - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008
Contingencies And Commitments [Line Items]
Lease Agreements		1 year			7 years
Expiring of lease agreements		September 2013
Corporate office space lease agreement expires		April 2014
Total rent expense		$ 176,000	$ 171,000
Terminate a renewal term				6 months	90 days
Minimum annual purchases				160,000
Company's tissue processing agreement with another vendor				2 years
Initial term to review description	90 days
Additional agreement period	7 years
Company is required to pay execution of the agreement			151,318
Company is required to pay for the agreement on monthly basis			$ 20,416
Period for agreement		42 months